SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
-----------

FORM N-CSRS
---------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2815

COPLEY FUND, INC.
(Exact name of registrant as specified in charter)
----------

245 Sunrise Ave.
Palm Beach, FL 33480
(Address of principal executive offices) (Zip code)

Irving Levine, President
245 Sunrise Ave.
Palm Beach, FL 33480
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-561-665-8050

DATE OF FISCAL YEAR END:  FEBRUARY 28, 2007

DATE OF REPORTING PERIOD:  AUGUST 31, 2007

ITEM 1. REPORTS TO SHAREHOLDERS



Semi-Annual Report
                                                                August 31, 2007

--------------------------------------------------------------------------------

                                     [logo]
                               COPLEY FUND, INC.
                                 A No-Load Fund

--------------------------------------------------------------------------------

                               COPLEY FUND, INC.

                              FINANCIAL STATEMENTS
                             FOR THE PERIOD ENDING
                                AUGUST 31, 2007

                               Table of Contents

Title                                                                           Page
--------------------------------------------------------------------------   ----------
Shareholder Letter and Management's Discussion of Fund Performance .......      1 - 2
Accountant's Review Report ...............................................          3
Per Share Value Graph ....................................................          4
Portfolio of Investments .................................................      5 - 7
Statement of Assets and Liabilities ......................................          8
Statement of Operations ..................................................          9
Statement of Changes in Net Assets .......................................         10
Statement of Cash Flow ...................................................         11
Notes to Financial Statements ............................................    12 - 16
Financial Highlights .....................................................         17
Disclosure of Fund Expenses ..............................................         18
Supplemental Data ........................................................         19
  General ................................................................         19
  Voting Proxies on Portfolio Securities .................................         19
  Disclosure of Portfolio Holdings .......................................         19
About the Fund's Directors and Officers ........................    Inside Back Cover

                                                            Tel: (508) 674-8459
                                                            Fax: (508) 672-9348

                        COPLEY FINANCIAL SERVICES CORP.

                 Adviser and Administrator to Copley Fund, Inc.
                              Post Office Box 3287
                        Fall River, Massachusetts 02722

October 12, 2007

Dear Fellow Shareholder:

      The market of 2007 is an enigma to most stock market professionals. We have never seen the volatility in the market that has occurred in 2007. It has been commonplace to have changes of one hundred points and more in the Dow on many days. Yet despite the many economic and world problems the market has had an upward bias.

      The subprime mortgage crisis, the weaker dollar, the high price of gasoline, the war in Iraq, the trade imbalance, all these should have affected the market negatively. Yet Copley and the Dow Jones have shown increases averaging between 10 and 13% during a good part of 2007. The upward bias could be attributed to fairly good earnings reports, consumer spending, rather low inflation, low unemployment, strong company balance sheets and some confidence that the Fed will use its power to prevent as much as possible a potential economic catastrophe.

      The assets of Copley Fund are comprised of a number of sectors. The subprime mortgage problem played havoc with our financial sector stocks. All of our bank stocks had to take substantial write offs not only on their subprime loans and their resultant foreclosures but also on their packaged real estate bonds. However, the safety of diversification is always comforting. Our electric utilities had gains of 12%, our communication stocks had gains of 14%, and our energy stocks had gains of 15%.

      The balance of our portfolio, i.e. Healthcare, publishing, insurance etc. held its own with an upside bias. Also the dividends and increases in dividends added to our increases in net asset values.

      All the above are reflected in our chart and the following numbers:

  1984 ...........      +23.9  %   (Top performing Fund in 1984)
  1985 ...........         +25%
  1986 ...........         +18%
  1987 ...........          -8%
  1988 ...........         +20%
  1989 ...........         +16%    (Including a reserve for taxes on unrealized gains)
  1990 ...........          -2%
  1991 ...........         +18%
  1992 ...........         +18%
  1993 ...........         +10%
  1994 ...........          -7%
  1995 ...........         +26%
  1996 ...........          +5%
  1997 ...........         +25%
  1998 ...........         +14%
  1999 ...........       -6.86%

  2000 ...........       +22.50%
  2001 ...........        -9.30%
  2002 ...........        -13.9%
  2003 ...........       +14.31%
  2004 ...........       +12.99%
  2005 ...........        +5.89%
  2006 ...........       +19.70%
  2007 ...........        +9.11%    (as of September 30, 2007)

      We work very closely with our consultants in Chicago. Thus our team is in a good position to further the continuance of Copley Fund for the future.

      We are in the process of changing some of the thrust of our operating division and look forward to substantial increases in volume and profit starting in 2008.

      Meanwhile, we hope to keep our expense ratio to a reasonable level despite the added expense of Sarbanes-Oxley.

      It is interesting to note that a study by the "Investment News letter" dated July 9, 2007 shows that the average mutual fund had trading expenses of 1.4%. Copley, with its long term hold philosophy, had trading expenses of probably 1|M/10th of that.

      We are looking forward to continued success in 2008.

      The performance data quoted represents past performance and investment return. Principal value of an investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost. Please remember that past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted.

      Our thanks to our Board and our many shareholders for their support during our twenty nine years of operation.

                                                  Cordially yours,


                                                  /s/ Irving Levine
                                                  -----------------------------
                                                  Irving Levine
                                                  President

      P.S. The Wall Street Journal no longer lists Copley Fund under Mutual Funds as its minimum assets listing is one hundred million dollars. However, one can get our net asset value daily over the internet. Go to Google home page search for "Copley Fund, Inc" then click on Mutual Funds and it will bring up Copley.

Shareholders and Board of Directors
Copley Fund, Inc.
Palm Beach, Florida

                          ACCOUNTANT'S REVIEW REPORT

      I have reviewed the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of August 31, 2007, and the related statement of operations, the statement of cash flows, the statement of changes in net assets, and the financial highlights for the six months then ended. These interim financial statements are the responsibility of the Company's management.

      I conducted my review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

      Based upon my review, with the exception of the matter described in the following paragraph, I am not aware of any material modification that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

      As discussed in note 2, income taxes, generally accepted accounting principles require that a deferred income tax liability be accrued for the income tax affect of the entire unrealized appreciation on the Fund's securities portfolio. Management has elected to accrue a deferred income tax liability to the extent that management feels a real liability may exist. If the full accrual had been recognized, which is an amount equal to the total income taxes that would be payable if the entire portfolio was liquidated, the Fund's net asset value would be decreased by $13.44 per share as of August 31, 2007.

      I have previously audited, in accordance with generally accepted auditing standards, the statements of assets and liabilities as of February 28, 2007 and the related financial statements and cash flows for the year then ended (not presented in full herein) and in my report dated April 24, 2007, I expressed an unqualified opinion on those financial statements.

                                                  Roy G. Hale
                                                  Certified Public Accountant

La Plata, Maryland
October 26, 2007

                               COPLEY FUND, INC.

                                PER SHARE VALUE

                      CALENDAR YEAR ENDED DECEMBER 31, 2006
                         PERIOD ENDED SEPTEMBER 31, 2007

                                   [BAR CHART]

                              1983            6.06
                              1984            7.51
                              1985            9.36
                              1986           11.00
                              1987           10.11
                              1988           12.12
                              1989           14.28
                              1990           14.06
                              1991           16.47
                              1992           19.38
                              1993           21.35
                              1994           19.71
                              1995           24.65
                              1996           26.05
                              1997           32.58
                              1998           37.04
                              1999           34.50
                              2000           42.26
                              2001           38.33
                              2002           32.99
                              2003           37.71
                              2004           42.61
                              2005           45.12
                              2006           54.01
                              2007           58.53 (As of September 30)

                               COPLEY FUND, INC.

                     PORTFOLIO OF INVESTMENTS (Unaudited)
                                August 31, 2007

                                                Shares          Value
                                              ----------   --------------
COMMON STOCKS - 93.54%
BANKING - 6.89%
  Bank of America Corp. ...................     25,000     $ 1,267,000
  J.P. Morgan Chase & Co. .................     42,000       1,869,840
  KeyCorp. ................................     20,000         666,000
  PNC Financial Services Group ............     35,000       2,462,950
                                                           -----------
                                                             6,265,790
                                                           -----------
DIVERSIFIED UTILITY COMPANIES - 10.75%
  Alliant Energy Corp. ....................     20,000         757,600
  Dominion Resources, Inc. ................     30,000       2,555,400
  FPL Group ...............................    110,000       6,472,400
                                                           -----------
                                                             9,785,400
                                                           -----------
DRUG COMPANIES - 3.20%
  Bristol Myers Squibb Co. ................    100,000       2,915,000
                                                           -----------
ELECTRIC AND GAS - 15.12%
  American Electric Power .................     35,000       1,556,800
  First Energy Corp. ......................     40,000       2,457,600
  Great Plains Energy, Inc. ...............     40,000       1,133,600
  Integrys Energy Group, Inc. .............     33,000       1,655,610
  Progress Energy, Inc. ...................     40,000       1,835,200
  Public Service Enterprise Group .........     15,000       1,274,850
  Scana, Corp. ............................     50,000       1,919,000
  Sempra Energy, Inc. .....................     35,000       1,926,050
                                                           -----------
                                                            13,758,710
                                                           -----------
ELECTRIC POWER COMPANIES - 15.94%
  Ameren Corp. ............................     30,000       1,523,400
  DTE Energy Co. ..........................     55,000       2,629,550
  Duke Energy Co. .........................     54,600       1,001,364
  Exelon Corp. ............................     23,200       1,639,544
  Nstar Corp. .............................     50,000       1,638,500
  PP&L Corp. ..............................    100,000       4,826,000
  Southern Co. ............................     35,000       1,242,150
                                                           -----------
                                                            14,500,508
                                                           -----------

    The accompanying notes are an integral part of the financial statements.

                               COPLEY FUND, INC.

                                August 31, 2007

                                             Shares         Value
                                           ----------   -------------
GAS UTILITIES & SUPPLIES - 7.15%
  Delta Natural Gas Co. ................     20,000     $  496,200
  Energy East Corp .....................     40,000      1,067,600
  New Jersey Resources Corp. ...........     37,500      1,836,750
  Northwest Natural Gas Co. ............     40,000      1,858,400
  WGL Holdings, Inc ....................     38,000      1,249,820
                                                        ----------
                                                         6,508,770
                                                        ----------
HEALTH CARE PRODUCTS - 0.47%
  *Zimmer Holdings, Inc. ...............      5,500        430,815
                                                        ----------
INSURANCE - 2.60%
  Arthur J. Gallagher & Co. ............     80,000      2,362,400
                                                        ----------
OILS - 20.36%
  BP Amoco PLC. ........................     25,500      1,717,680
  Chevron Texaco Corp. .................     46,200      4,054,512
  Exxon-Mobil Corp. ....................    106,086      9,094,753
  Sunoco, Inc. .........................     50,000      3,657,000
                                                        ----------
                                                        18,523,945
                                                        ----------
PIPELINES - 0.70%
  Spectra Energy Corp. .................     27,300        634,725
                                                        ----------
PUBLISHING - 0.56%
  *Idearc, Inc. ........................     15,000        511,950
                                                        ----------
RETAIL - 0.96%
  Wal-Mart Stores, Inc. ................     20,000        872,600
                                                        ----------
TELEPHONE - 8.84%
  AT&T, Inc. ...........................     93,555      3,730,038
  Citizens Communications Co. ..........     25,000        362,750
  Verizon Communications, Inc. .........     94,232      3,946,436
                                                        ----------
                                                         8,039,224
                                                        ----------

    The accompanying notes are an integral part of the financial statements.
                                       6

                               COPLEY FUND, INC.

                                August 31, 2007

Total value of investments (Cost $28,436,647) ............   $85,109,837
Excess of cash and other assets over liabilities .........     5,877,764
                                                             -----------
NET ASSETS ...............................................   $90,987,601
                                                             ===========

---------------
*     Non-income producing securities

Federal Tax Information: At August 31, 2007, the net unrealized appreciation based on cost for
  Federal income tax purposes of $28,436,647 was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
  an excess of value over cost ...........................................................    $56,673,590
Aggregate gross unrealized depreciation for all investments for which there was
  an excess of cost over value ...........................................................           (400)
                                                                                              -----------
Net unrealized appreciation ..............................................................    $56,673,190
                                                                                              ===========

    The accompanying notes are an integral part of the financial statements.
                                       7

                               COPLEY FUND, INC.

                STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                August 31, 2007

ASSETS
Investments in securities, at value (identified cost $28,436,647)
  (Note 1) .............................................................                 $85,109,837
Cash ...................................................................                   6,149,553
  Receivables:
   Loan ................................................................    207,100
   Trade (Notes 5 & 6) .................................................     24,341
   Dividends and interest ..............................................    313,553          544,994
                                                                            -------
Inventory (Notes 1 & 6) ................................................                     103,056
Prepaid expenses and other assets ......................................                      27,646
                                                                                         -----------
   Total Assets ........................................................                  91,935,086
LIABILITIES
  Payables:
   Redemptions .........................................................      5,500
   Trade ...............................................................     11,799
   Accrued income taxes-current ........................................    129,000
   Accrued expenses ....................................................     55,266
  Deferred income taxes (Notes 1 and 2) ................................    745,920
                                                                            -------
   Total Liabilities ...................................................                    (947,485)
                                                                                         -----------
Commitments and Contingencies (Note 7)
  Net Assets ...........................................................                 $90,987,601
                                                                                         ===========
Net assets consist of:
  Capital paid in ......................................................                 $ 3,763,288
  Undistributed net investment and operating income ....................                  27,918,343
  Accumulated net realized gain on investment transactions .............                   2,632,780
  Net unrealized appreciation in value of investments (Note 2) .........                  56,673,190
                                                                                         -----------
   Total ...............................................................                 $90,987,601
                                                                                         ===========
  Net Asset Value, Offering and Redemption Price Per Share
   (5,000,000 shares authorized, 1,580,492 shares of $1.00 par
   value capital stock outstanding) ....................................                 $     57.56
                                                                                         ===========

    The accompanying notes are an integral part of the financial statements.
                                       8

                               COPLEY FUND, INC.

                      STATEMENT OF OPERATIONS (Unaudited)
                    For the six months ended August 31, 2007

Investment Income (Note 1)
  Income:
   Dividend .............................................................   $1,458,439
   Interest .............................................................      80,530
                                                                            ----------
     Investment income ..................................................                    $1,538,969
  Expenses:
   Investment advisory fee (Note 5) .....................................     312,932
   Professional fees ....................................................      48,323
   Custodian fees .......................................................      12,871
   Accounting and Shareholder Services ..................................      28,620
   Printing .............................................................       2,560
   Postage and shipping .................................................       2,027
   Directors fees .......................................................       7,148
   Insurance. ...........................................................      22,646
   Office expense and miscellaneous .....................................       2,059
                                                                            ----------
                                                                              439,186
   Less: Investment advisory fee waived .................................     (30,000)          409,186
                                                                            ----------       ----------
   Net investment income before income taxes ............................                     1,129,783
Operating Profit (Notes 2, 5 and 7)
   Gross profit .........................................................      19,898
   Less: Operating expenses .............................................     (15,287)
                                                                            ----------
   Net operating profit before income taxes .............................                         4,611
                                                                                             ----------
Net Investment and Operating Income before Income Taxes .................                     1,134,394
   Less provision for income taxes (Notes 2 and 7) ......................                      (124,414)
                                                                                             ----------
   Net investment and operating income ..................................                     1,009,980
Realized and Unrealized Gain on Investments (Notes 2 and 4)
   Realized gain from investment transactions during the period .........     911,166
   Increase in unrealized appreciation of investments during
     current period .....................................................   2,679,097
                                                                            ----------
   Net realized and unrealized gain .....................................                     3,590,263
                                                                                             ----------
   Net Increase in Net Assets Resulting from Operations .................                    $4,600,243
                                                                                             ==========

    The accompanying notes are an integral part of the financial statements.
                                       9

                               COPLEY FUND, INC.

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                      Six Months
                                                                        Ended          Year Ended
                                                                       8/31/07          2/28/07
                                                                   ---------------   -------------
                                                                     (Unaudited)
Increase in Net Assets from Operations
  Net investment and operating income ..........................     $ 1,009,980     $ 1,861,031
  Net realized gain on investment transactions .................         911,166         353,076
  Net change in realized and unrealized appreciation on
   investments .................................................       2,679,097       9,984,004
                                                                     -----------     -----------
  Increase in net assets resulting from operations .............       4,600,243      12,198,111
Capital Share Transactions (Note 3)
  Increase (decrease) in net assets resulting from capital share
   transactions ................................................        (480,447)         23,780
                                                                     -----------     -----------
  Total increase in net assets .................................       4,119,796      12,221,891
Net Assets
  Beginning of Period ..........................................      86,867,805      74,645,914
                                                                     -----------     -----------
  End of Period (including undistributed net investment and
   operating income of $27,918,343 and $26,908,363
   respectively) ...............................................     $90,987,601     $86,867,805
                                                                     ===========     ===========

    The accompanying notes are an integral part of the financial statements.
                                       10

                               COPLEY FUND, INC.

                      STATEMENT OF CASH FLOWS (Unaudited)
                   For the six months ended August 31, 2007

Increase (Decrease) in Cash
Cash flows from operating activities
  Dividends and interest received ......................................    $  1,539,948
  Proceeds from disposition of long-term portfolio investments .........       4,967,792
  Receipts from customers ..............................................          66,953
  Payments of taxes, net ...............................................        (136,315)
  Expenses paid ........................................................        (482,715)
  Purchase of long-term portfolio investments ..........................      (2,359,789)
  Payments to suppliers. ...............................................         (50,957)
                                                                            ------------
   Net cash provided by operating activities ...........................       3,544,917
                                                                            ------------
Cash flows for investing activities
  Investments in other companies .......................................          (5,000)
  Loans issued to other companies ......................................        (207,100)
                                                                            ------------
   Net cash provided by investing activities ...........................        (212,100)
                                                                            ------------
Cash flows provided by financing activities
  Fund shares sold .....................................................       2,050,614
  Fund shares repurchased ..............................................      (2,459,388)
                                                                            ------------
   Net cash used by financing activities ...............................        (408,774)
                                                                            ============
   Net increase in cash. ...............................................       2,924,043
   Cash at beginning of the year .......................................       3,225,510
                                                                            ------------
   Cash as of August 31, 2007 ..........................................    $  6,149,553
                                                                            ============
Reconciliation of Net Increase in Net Assets Resulting from
  Operations to Net Cash Provided by Operating Activities
Net increase in net assets resulting from operations ...................    $  4,600,243
                                                                            ------------
  Increase in investments ..............................................        (981,214)
  Increase in dividends and interest receivable ........................          (6,445)
  Increase in receivables from customers ...............................          (6,434)
  Decrease in inventory ................................................           6,724
  Decrease in income taxes payable .....................................          (8,125)
  Increase in trade payables ...........................................           3,190
  Increase in other assets .............................................            (667)
  Decrease in accrued expenses .........................................            (930)
  Decrease in deferred taxes ...........................................         (61,425)
                                                                            ------------
   Total adjustments ...................................................      (1,055,326)
                                                                            ------------
   Net cash provided by operating activities ...........................    $  3,544,917
                                                                            ============

    The accompanying notes are an integral part of the financial statements.
                                       11

                               COPLEY FUND, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

     The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation

     Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

     In determining the net realized gain or loss from sales of securities, the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Distributions

     It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund's shares.

Inventory

     Inventory is valued at the lower of cost (determined by the first in/first out method) or market.

Income Taxes

     The Fund files tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

Other

     Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

New Accounting Pronouncements

     Effective August 31, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes", a clarification of FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 had no impact on the fund's net assets or results of operations.

                               COPLEY FUND, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies - (continued)

     In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At this time, management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

2. Federal and State Income Taxes

     The income tax provision included in the financial statements is as follows:

    Regular tax liability .........................    $ 124,414
    Deferred tax liability ........................        4,586
                                                       ---------
                                                       $ 129,000
                                                       ---------
    Deferred taxes at beginning of period .........    $ 807,345
    Current liability .............................       (4,586)
    Reclassification ..............................      (56,839)
                                                       ---------
    Deferred taxes at end of period ...............    $ 745,920
                                                       =========

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities.

     The major temporary differences that give rise to the deferred tax assets and liabilities are capital loss carryforwards and the appreciation of securities held in the Fund's portfolio.

     The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist. This policy has been applied consistently over many years. A combination of capital loss carryforwards and a deferred tax liability has provided the resources necessary to offset capital gains realized by the Fund without impacting the daily net asset value. It is management's investment philosophy to purchase solid securities and hold them for long

                               COPLEY FUND, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

2. Federal and State Income Taxes - (continued)

period of times, as evidenced by the Fund's low portfolio turnover ratio. Under this management philosophy, the Fund should generate low levels of capital gains in any given accounting period. Levels that will be sufficiently covered by the accumulated deferred tax liability.

     However, in the unlikely event the Fund would experience a situation or series of situations that would require full liquidation of the Fund's portfolio, events that have not historically affected the Fund or events that are not anticipated in the current or foreseeable future by the Board of Directors or management of the Fund, the Fund would have to recognize a federal and state income tax on its accumulated appreciation on its stock portfolio. The tax affect at the end of the current period, at current tax rates, is as follows:

    Unrealized appreciation .......................................                   $ 56,673,199
    Currently enacted federal tax rate ............................       34.00%
    Currently enacted state tax rate ..............................        5.50%             39.50%
                                                                          -----       ------------
    Entire deferred tax ...........................................                     22,385,914
    Less: currently deferred tax ..................................                       (745,820)
    Less: deferred tax asset - capital loss carryforwards .........                       (404,097)
                                                                                      ------------
    Federal and state tax liability ...............................                   $ 21,235,997
                                                                                      ============

     The impact on each share of stock outstanding, as of August 31, 2007, would be $13.44. For this entire charge to occur, it is reemphasized that the entire portfolio would have to be liquidated by the Fund.

     The Fund has $997,771 in accumulated capital loss carryforwards which expire as follows: $689,566 on February 28, 2008, and $308,205 on February 28, 2009. These accumulated losses will generate a deferred tax asset of $404,097. There is no reason to believe that these losses will not be utilized by their respective expiration dates.

     The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year in which the Fund does not pay a federal alternative minimum tax.

3. Capital Stock

     At August 31, 2007, there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

                                  Six Months Ended 8/31/07            Year Ended 2/28/07
                               ------------------------------   -------------------------------
                                  Shares           Amount           Shares           Amount
                               ------------   ---------------   -------------   ---------------
                                        (Unaudited)
Shares sold ................       34,173      $  1,980,189         103,791      $  5,369,011
Shares repurchased .........      (42,494)       (2,460,636)       (107,802)       (5,345,231)
                                  -------      ------------        --------      ------------
Net Change .................       (8,321)     $   (480,447)         (4,011)     $     23,780
                                  =======      ============        ========      ============

                               COPLEY FUND, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

4. Purchase and Sale of Securities

     Purchases and sales of securities, other than United States government obligations and short-term notes, for the six months ended August 31, 2007, aggregated $2,359,789 and $4,967,792, respectively.

5. Investment Advisory Fee and Other Transactions with Related Parties

     Copley Financial Services Corporation (CFSC), a Massachusetts corporation, serves as investment advisor to the Fund. Irving Levine, Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

     Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

     For the six months ended August 31, 2007, the fee for investment advisory service totaled $312,932 less fees of $30,000 voluntarily waived. Also during the period unaffiliated directors received $7,148 in directors' fees.

Operating Division

     The Fund's operating division, which imports merchandise for resale, places a portion of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Results of the operating division during this period are as follows:

    Sales .........................................    $  73,387
    Cost of goods sold ............................      (60,911)
                                                       ---------
    Gross profit ..................................       12,476
    General & administrative expenses .............      (15,288)
                                                       ---------
    Net loss from operations ......................       (2,812)
    Other income (dividends and interest) .........        7,423
                                                       ---------
    Net Income ....................................    $   4,611
                                                       =========

     During the period of this report, the Fund has formed a new wholly owned subsidiary, Copley Operating Group LLC. The purpose of this company will be to expand the Fund's operating division into a field separate from its traditional leather goods and handbag business. Copley Operating Group LLC will own the equipment and operate a restaurant, Ricc's Ristorante. The real property used by the restaurant will be leased.

     The Fund has made a $5,000 equity investment in Copley Operating Group LLC and the loan receivable noted in the balance sheet, amounting to $207,100, is a loan between the Copley Fund, Inc., and Copley Operating Division LLC. This new entity is still in the developmental stage.

                               COPLEY FUND, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

6. Notes Payable

     A $3,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

7. Commitments and Contingencies

     Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 15% for years commencing after December 31, 2002.

     Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Fund is not held to be a mere holding or investment company.

     The Internal Revenue Service has, during examinations of the Fund's federal income tax returns, upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating division. This finding by the Internal Revenue Service is always subject to review by the Service and a finding different from the one issued in the past could be made by the Service.

     Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund should not be held liable for the accumulated earnings tax by the Internal Revenue Service.

                               COPLEY FUND, INC.

                             FINANCIAL HIGHLIGHTS

     The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout each period.

                                                                    Year Ended
                                  Six Months  -------------------------------------------------------
                                     Ended
                                  August 31,   February   February   February   February    February
                                     2007      28, 2007   28, 2006   28, 2005   29, 2004    28, 2003
                                 ------------ ---------- ---------- ---------- ---------- -----------
                                  (Unaudited)
Net asset value, beginning
  of period .................... $ 54.67      $ 46.86    $ 43.88    $ 39.26    $ 31.33    $ 37.66
Income (loss) for
  investment operations:
  Net investment income
   (loss) ......................   0.64         1.18       1.02       0.99       0.85       0.95
  Net gains (losses) on
   securities (both realized
   and unrealized) .............   2.25         6.63       1.96       3.63       7.28     ( 7.28)
                                 -------      -------    -------    -------    -------    -------
Total investment operations        2.89         7.81       2.98       4.62       7.93     ( 6.33)
Net asset value, end of
  period ....................... $ 57.56      $ 54.67    $ 46.86    $ 43.88    $ 39.26    $ 31.33
                                 =======      =======    =======    =======    =======    =======
Total return(a) ................   5.29%       16.67%      6.79%     11.77%     25.31%     -16.81%
Net assets, end of period
  (in thousands) ............... 90,988       86,868     76,646     72,079     69,473     57,644
Ratio of expenses to
  average net assets(b)(c) .....   0.92%        1.03%      1.09%      1.01%      1.01%      1.07%
Ratio of net income (loss)
  to average net assets(c) .....   2.19%        2.37%      2.26%      2.33%      2.42%      2.47%
Portfolio turnover rate ........   2.69%        0.50%      0.73%      0.44%      0.92%      8.65%
Number of shares
  outstanding at end of
  period (in thousands) ........  1,580        1,589      1,593      1,643      1,770      1,840

---------------
(a)        Total return for periods less than one year are not annualized.

(b)        Ratio of expenses presented exclude income taxes.

(c)        Annualized for periods less than one year.

    The accompanying notes are an integral part of the financial statements.
                                       17

                               COPLEY FUND, INC.

                          DISCLOSURE OF FUND EXPENSES

     All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include investment advisory fees. It is important for you to understand the impact of these costs on your investment return.

     Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

     The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The table below illustrates your Fund's costs in two ways:

     Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

     Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

     Note: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown may not apply to your specific investment.

                                    Beginning                                         Expenses Paid
                                  Account Value   Ending Account     Annualized       During Period*
                                      3/1/07       Value 8/31/07   Expense Ratios   (3/1/07 - 8/31/07)
                                 --------------- ---------------- ---------------- -------------------
Actual Fund Return .............      $1,000          $1,053             0.92%           $ 4.75
Hypothetical 5% Return .........      $1,000          $1,021             0.92%           $ 4.67

---------------
* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days.

                               COPLEY FUND, INC.

                               SUPPLEMENTAL DATA

General

     Investment Products Offered

    o   Are Not FDIC Insured

    o   May Lose Value

    o   Are Not Bank Guaranteed

     The investment return and principal value of an investment in the Copley Fund (the "Fund") will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, call the Fund toll free at (877) 881-2751 or write to Gemini Fund Services at 4020 South 147th Street, Omaha, NE 68137.

     This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Voting Proxies on Fund Portfolio Securities

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund's portfolio securities, as well as information relating to portfolio securities during the 12 month period ended June 30, 2007, (i) is available, without charge and upon request, by calling 1-800-352-9908; and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Disclosure of Portfolio Holdings

     The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q, reporting portfolio securities held by the Fund, is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling 800-SEC-0330.

                               COPLEY FUND, INC.

                    ABOUT THE FUND'S DIRECTORS AND OFFICERS

     The Fund is governed by a Board of Directors that meet to review investments, performance, expenses and other business matters, and is responsible for protecting the interests of shareholders. The majority of the Fund's directors are independent of Copley Financial Services Corp.; the only "inside" director is an officer and director of Copley Financial Services Corp. The Board of Directors elects the Fund's officers, who are listed in the table. The business address of each director and officer is 245 Sunrise Ave., Palm Beach, FL 33480.

Independent Directors

Name
(Date of Birth)           Principal Occupations(s) During Past 5 Years
Year Elected              and Other Directorships of Public Companies
----------------------   ---------------------------------------------
Albert Resnick, M.D.     Physician Since 1948
(March 23, 1922)
1978
[1]
Kenneth Joblon           President, Brittany Dyeing & Printing Corp.
(February 28, 1946)      New Bedford, MA
1996
[1]

Inside Directors

Name
(Date of Birth)
Year Elected
(Number of Copley                      Principal Occupations(s) During Past 5 Years
Portfolios Overseen)                   and Other Directorships of Public Companies
----------------------   -----------------------------------------------------------------------
Irving Levine            President, Treasurer and a Director of Copley Financial Services Corp.
(September 25, 1921)     since 1978; a Director of Franklin Capital Corp. (an operating invest-
1978                     ment company) since March, 1990 to October 2004; Chairman of the
[1]                      Board and Treasurer of Stuffco International, Inc., a ladies handbag processor and retail chain operator, since February 1978; Director of
                         US Energy Systems, Inc. from 2000 to October 2004.

Officers

Name
(Date of Birth)                           Principal Occupations(s) During Past 5 Years
Title                                     and Other Directorships of Public Companies
--------------------------   ---------------------------------------------------------------------
Irving Levine                See Above
(September 25, 1921)
Chairman of the Board of
Directors and President
Eileen Joinson               Clerk-Treasurer of the Fund since 1980; Clerk and Office Manager of
(March 14, 1948)             Stuffco International, Inc., a ladies handbag processor, since 1978.
Clerk
Patricia Taylor              CCO of the Fund since 2004; Owner, Patricia Taylor Administrative
(May 27, 1950)               Services, since 1994.
Chief Compliance Officer

        COPLEY FUND, INC.                  Semi-Annual Report
          A No-Load Fund                    August 31, 2007

--------------------------------------------------------------------------------

Investment Adviser
Copley Financial Services Corp.
P.O. Box 3287
Fall River, Massachusetts 02722
E-mail: copleyfunds@verizon.net

Custodian
Bank of America
111 Westminster Street
Providence, Rhode Island 02903

Transfer Agent
                                              [LOGO]
Gemini Fund Services                    COPLEY FUND, INC.
4020 South 147th Street                   A No-Load Fund
Suite 2
Omaha, Nebraska 68137
Tel. (402) 493-4603
(877) 881-2751
Fax: (402) 963-9094

General Counsel
Roberts & Henry
504 Talbot Street
St. Michaels, MD 21663

Auditors
Roy G. Hale, C.P.A.
624 Clarks Run Road
La Plata, MD 20646

--------------------------------------------------------------------------------

Item 2. CODE OF ETHICS

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its Code of Ethics during the covered period. The registrant has not granted any waivers from any provisions of the Code of Ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its Code of Ethics by mail when they call the registrant toll free at
(800)635-3427.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The registrant's Board of Directors has determined that the Board's Audit Committee does not have an "audit committee financial expert", as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert", the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committee met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and type of the Copley Fund, Inc., (the "Fund") and in light of the nature of the accounting and valuation issues that the Fund has presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

        Not applicable - only effective for annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable to open-end investment
                management companies.

ITEM 6. SCHEDULE OF INVESTMENTS

        Not applicable



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
        FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable to open-end investment
                management companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable to open-end investment management companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                Not applicable to open-end investment
                management companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

        (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

        (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.        EXHIBITS.

        (a)(2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is filed herewith.

        (b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended
        (17 CFR 270.30a-2(b)) also accompany this filing.

SIGNATURES



        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             Copley Fund, Inc.

                                             By: /s/ Irving Levine



                                          ___________________________
                                          Name:  Irving Levine
                                          Title: President (Chief
                                                 Executive Officer)


Date: November 8, 2008

        Pursuant to the requirements of the Securities Exchange
        Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By: /s/ Irving Levine



                                         ___________________________
                                           Name:  Irving Levine
                                           Title: President and
                                           Treasurer
                                           (Chief Financial Officer)


Date: November 8, 2008